Accumulated Other Comprehensive Income - Reclassifications Out of AOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments, excluding other-than-temporary impairment losses	$ 624	$ 263	$ 838
Provision for income taxes	(1,402)	(1,852)	(929)
Portion of net (loss) gain recognized in other comprehensive income, before taxes	(92)	0	0
Net income	4,178	5,170	3,573
Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Net income	192	196	491
Unrealized gains on securities | Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Net realized gains on investments, excluding other-than-temporary impairment losses	392	301	454
Provision for income taxes	(137)	(105)	(159)
Net income	255	196	295
OTTI | Reclassified from accumulated other comprehensive income
Amount reclassified from accumulated other comprehensive income
Provision for income taxes	(34)	0	105
Portion of net (loss) gain recognized in other comprehensive income, before taxes	97	0	(301)
Net income	$ 63	$ 0	$ (196)